SIGNIFICANT ACCOUNTING POLICIES - Schedule of share-based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES - Schedule of share-based compensation expenses (Details) [Line Items]
Total share-based compensation expenses	$ 6,510	$ 8,228	$ 11,380
Cost of revenues [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of share-based compensation expenses (Details) [Line Items]
Total share-based compensation expenses	396	369	388
Research and development expenses, net [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of share-based compensation expenses (Details) [Line Items]
Total share-based compensation expenses	1,489	2,108	2,685
Selling and marketing expenses [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of share-based compensation expenses (Details) [Line Items]
Total share-based compensation expenses	2,317	2,959	4,297
General and administrative expenses [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of share-based compensation expenses (Details) [Line Items]
Total share-based compensation expenses	$ 2,308	$ 2,792	$ 4,010